Note 13 - Earnings Per Share	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Earnings Per Share [Text Block]
13.	Earnings Per Share

Basic and diluted earnings per common share is computed as follows:

	2021	2022	2023
Income:
Net income	42,963,660	106,244,916	114,549,279
Dividends to Series B preferred shares	(255,324)	-	-
Preferred deemed dividend	(345,628)	-	-
Net income attributable to common shareholders	42,362,708	106,244,916	114,549,279
Weighted average common shares –outstanding, basic	6,976,905	7,181,561	6,931,280
Basic earnings per share	6.07	14.79	16.53

Effect of dilutive securities:
Dilutive effect of non-vested shares	16,500	8,546	4,780
Weighted average common shares –outstanding, diluted	6,993,405	7,190,107	6,936,060
Diluted earnings per share	6.06	14.78	16.52

For the years ended December 31, 2021, 2022 and 2023, the denominator of the diluted earnings per share calculation includes 16,500, 8,546 and 4,780 common shares, respectively, being the number of incremental shares assumed issued under the treasury stock method.